INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of the Provision for Income Taxes
For the years ended December 31, 2024, and 2023, the components of the provision for income taxes were as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Current:
Federal	$2	$—
State and Local	15	77
Foreign	115	429
Total current provision	$132	$506
Deferred:
Federal	$—	$—
State and local	—	—
Foreign	—	—
Total deferred provision	$—	$—
Total tax provision	$132	$506

Reconciliation of Effective Income Tax Rate
For the years ended December 31, 2024, and 2023, the following table reconciles the Company’s effective income tax rate to the U.S. federal statutory income tax rate:

	Year Ended December 31,
(in thousands)	2024		2023

Loss before income taxes	$(12,809)		$(48,390)

U.S. federal statutory income tax provision (benefit)	$(2,697)	21.1%	$(10,152)	21.0%
State Taxes	(351)	2.7%	(1,635)	3.4%
Permanent Items	1,013	(7.9)%	212	(0.4)%
Change in Valuation Allowance	(1,782)	13.9%	11,786	(24.4)%
Deferred Adjustments	3,314	(25.9)%	—	—%
RTP Adjustments	229	(1.8)%	368	(0.8)%
Foreign Withholding Taxes	115	(0.9)%	254	(0.5)%
Current/Deferred Rate Differential	2	—%	—	—%
Change in State Rate	266	(2.1)%	(326)	0.7%
Other	24	(0.2)%	—	—%
Total tax provision	$132	(1.0)%	$506	(1.0)%

Schedule of Deferred Tax Assets and Liabilities	As of December 31, 2024, and 2023, the significant components of deferred tax assets and liabilities were as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Deferred tax assets:
Net operating loss carryforwards	$56,835	$54,962
Accrued expenses and reserves	712	401
Intangibles and content assets	7,267	7,439
Lease liability	1,031	1,143
Stock based compensation	146	3,540
Other	802	1,175
Total deferred tax asset	66,793	68,660
Valuation allowance	(66,055)	(67,837)
Deferred tax assets, net of valuation allowance	$738	$823
Deferred tax liabilities:
ROU asset	(738)	(823)
Deferred tax liabilities, net	$—	$—